Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

Balances with related parties consisting of members of the Board of Directors (no Company debt is held by the Company’s executive officers) for borrowings and warrants were as follows:

	As of
	June 30, 2016	December 31, 2015
Debt held by related parties	$2,162,492	$1,748,000
Warrants held by related parties	895,594	691,032

	Three Months Ended		Six Months Ended
	June 30, 2016	June 30, 2015	June 30, 2016	June 30, 2015
Related party interest expense	$49,239	$42,410	$92,819	$80,876

Balances with related parties consisting of members of the Board of Directors (collectively Affiliates) for borrowings and warrants were as follows:

	As of
	December 31, 2015	December 31, 2014
Debt held by related parties	$1,748,000	$1,350,000
Warrants held by related parties	691,043	284,340

	Year Ended
	December 31, 2015	December 31, 2014
Interest paid to related parties	$3,945	$237,596
Related party interest expense	$153,926	$1,608,372